Reconciliation of net cash flow to movement in net debt	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Reconciliation of net cash flow to movement in net debt
42. Reconciliation of net cash flow to movement in net debt

	2019	2018	2017
	£m	£m	£m
Net debt, as previously reported	(21,621)	(13,178)	(13,804)
Implementation of IFRS 16	(1,303)	—	—

Net debt at beginning of year, as adjusted	(22,924)	(13,178)	(13,804)
Increase/(decrease) in cash and bank overdrafts	826	479	(905)
Decrease in liquid investments	(1)	—	(4)
Net increase in long-term loans	(4,794)	(10,138)	(2,233)
Repayment of short-term Notes	4,160	2,067	2,636
(Increase in)/repayment of other short-term loans	(3,095)	(81)	564
Repayment of lease liabilities	214	28	23
De bt of subsidiary u ndertaking s ac quired	(524)	—	—
Exchange adjustments	1,015	(776)	585
Other non-cash movements	(92)	(22)	(40)

Movement in net debt	(2,291)	(8,443)	626

Net debt at end of year	(25,215)	(21,621)	(13,178)

Analysis of changes in net d e bt	At 1 January 2019 £m	IFRS 16 Implement - ation £m	Exchange £m	Debt acquired £m	Other £m	Profit and loss £m	Reclass - ifications £m	Cash flow £m	At 31 December 2019 £m
Liquid investments	84	—	(6)	—	—	—	—	1	79

Cash and cash equivalents	3,874	—	(86)	—	—	—	(22)	941	4,707
Cash and cash equivalents – AHFS	485	—	—	—	—	—	22	—	507
Overdrafts	(272)	—	4	—	—	—	—	(115)	(383)

	4,087	—	(82)	—	—	—	—	826	4,831

Debt due within one year:
Commercial paper	(630)	—	109	—	—	—	—	(3,065)	(3,586)
European/US Medium Term Notes and bank facilities	(4,849)	—	233	(445)	(1)	—	(1,756)	4,160	(2,658)
Lease liabilities	(24)	(229)	4	(19)	5	—	(2)	25	(240)
Other	(18)	—	2	—	(5)	—	—	(30)	(51)

	(5,521)	(229)	348	(464)	(1)	—	(1,758)	1,090	(6,535)

Debt due after one year:
European/US Medium Term Notes and bank facilities	(20,227)	—	715	—	(3)	(27)	1,756	(4,794)	(22,580)
Lease liabilities	(44)	(1,074)	40	(60)	(101)	—	2	227	(1,010)

	(20,271)	(1,074)	755	(60)	(104)	(27)	1,758	(4,567)	(23,590)

Net debt	(21,621)	(1,303)	1,015	(524)	(105)	(27)	—	(2,650)	(25,215)
Analysis of changes in liabilities from financing activities
Debt due within one year	(5,521)	(229)	348	(464)	(1)	—	(1,758)	1,090	(6,535)
Debt due after one year	(20,271)	(1,074)	755	(60)	(104)	(27)	1,758	(4,567)	(23,590)
Hedge of borrowings:
Derivative financial instruments	129	—	(1)	—	188	21	—	(2)	335
Other financing items	—	—	(189)	—	—	—	—	189	—
Interest payable	(239)	—	1	—	(3)	(898)	—	895	(244)
Total liabilities from financing activities	(25,902)	(1,303)	914	(524)	80	(904)	—	(2,395)	(30,034)
For further information on significant changes in net debt see Note
29
, ‘Net debt’.